Document and Entity Information	12 Months Ended
Oct. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2011
Registrant Name	PUTNAM INTERNATIONAL EQUITY FUND /MA/
Central Index Key	0000868648
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Oct. 30, 2011